UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-568

The Value Line Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
(Address of principal executive offices) (Zip Code)

David T. Henigson
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: December 31, 2008

Date of reporting period: March 31, 2008

Item 1: Schedule of Investments.
A copy of Schedule of Investments for  the period ended 3/31/08 is included with this Form.

The Value Line Fund, Inc.

Schedule of Investments (unaudited)	March 31, 2008

Shares		Value

COMMON STOCKS (96.7%)

	AEROSPACE/DEFENSE (1.9%)
317,000	Bombardier, Inc. Class B *	$1,687,746
25,000	Raytheon Co.	1,615,250
		3,302,996

	AUTO PARTS (0.9%)
72,000	LKQ Corp. *	1,617,840
	BEVERAGE - ALCOHOLIC (1.0%)
29,000	Central European Distribution Corp. *	1,684,836
	BEVERAGE - SOFT DRINK (1.0%)
27,000	Coca-Cola Co. (The)	1,643,490
	BIOTECHNOLOGY (1.9%)
20,000	Invitrogen Corp. *	1,709,400
52,000	Martek Biosciences Corp. *	1,589,640
		3,299,040

	CHEMICAL - BASIC (3.8%)
25,000	Agrium, Inc.	1,552,750
27,000	Compass Minerals International, Inc.	1,592,460
35,000	E.I. du Pont de Nemours & Co.	1,636,600
11,000	Potash Corporation of Saskatchewan, Inc.	1,707,310
		6,489,120

	CHEMICAL - DIVERSIFIED (2.0%)
31,000	FMC Corp.	1,720,190
15,000	Monsanto Co.	1,672,500
		3,392,690

	CHEMICAL - SPECIALTY (2.9%)
16,000	Mosaic Co. (The) *	1,641,600
22,000	NewMarket Corp.	1,659,900
30,000	OM Group, Inc. *	1,636,200
		4,937,700

	COMPUTER & PERIPHERALS (4.7%)
14,000	International Business Machines Corp.	1,611,960
49,000	MICROS Systems, Inc. *	1,649,340
48,000	ScanSource, Inc. *	1,737,120
106,000	Sun Microsystems, Inc. *	1,646,180
50,000	Western Digital Corp. *	1,352,000
		7,996,600

	COMPUTER SOFTWARE & SERVICES (6.6%)
44,000	ANSYS, Inc. *	1,518,880
49,000	BMC Software, Inc. *	1,593,480
73,000	CA, Inc.	1,642,500
36,000	ManTech International Corp. Class A *	1,632,960
54,000	Microsoft Corp.	1,532,520
79,000	Oracle Corp. *	1,545,240
68,000	Sybase, Inc. *	1,784,905
		11,250,485

	DRUG (7.8%)
29,000	Biogen Idec, Inc. *	1,789,010
20,000	Covance, Inc. *	1,659,400

Shares		Value

22,000	Genzyme Corp. *	$1,639,880
36,000	Hospira, Inc. *	1,539,720
41,000	LifeCell Corp. *	1,723,230
25,000	Novo Nordisk A/S ADR	1,731,000
41,000	OSI Pharmaceuticals, Inc. *	1,532,990
45,000	Perrigo Co.	1,697,850
		13,313,080

	E-COMMERCE (1.0%)
95,000	Informatica Corp. *	1,620,700
	EDUCATIONAL SERVICES (1.7%)
30,000	Apollo Group, Inc. Class A *	1,296,000
62,000	PAREXEL International Corp. *	1,618,200
		2,914,200

	ELECTRICAL EQUIPMENT (2.0%)
68,000	Corning, Inc.	1,634,720
59,000	FLIR Systems, Inc. *	1,775,310
		3,410,030

	ELECTRICAL UTILITY - CENTRAL (0.9%)
31,000	ITC Holdings Corp.	1,613,860
	ELECTRONICS (2.7%)
158,000	Flextronics International Ltd. *	1,483,620
133,000	JDS Uniphase Corp. *	1,780,870
20,000	MEMC Electronic Materials, Inc. *	1,418,000
		4,682,490

	ENTERTAINMENT (0.9%)
50,000	Walt Disney Co. (The)	1,569,000
	ENTERTAINMENT TECHNOLOGY (1.9%)
45,000	Dolby Laboratories, Inc. Class A *	1,631,700
46,000	Netflix, Inc. *	1,593,900
		3,225,600

	ENVIRONMENTAL (1.9%)
25,000	Clean Harbors, Inc. *	1,625,000
32,000	Stericycle, Inc. *	1,648,000
		3,273,000

	FINANCIAL SERVICES - DIVERSIFIED (1.0%)
45,000	Nasdaq Stock Market, Inc. *	1,739,700
	FOOD PROCESSING (1.0%)
45,000	Fresh Del Monte Produce, Inc. *	1,638,000
	FOREIGN ELECTRONICS (0.9%)
72,000	Matsushita Electric Industrial Co. Ltd. ADR	1,563,120
	FURNITURE/HOME FURNISHINGS (0.8%)
55,000	Herman Miller, Inc.	1,351,350
	HOTEL/GAMING (1.0%)
45,000	WMS Industries, Inc. *	1,618,650
	INDUSTRIAL SERVICES (1.0%)
24,000	FTI Consulting, Inc. *	1,704,960

The Value Line Fund, Inc.

March 31, 2008

Shares		Value

	INFORMATION SERVICES (0.9%)
25,000	IHS, Inc. Class A *	$1,607,750
	INSURANCE - LIFE (1.0%)
25,000	AFLAC, Inc.	1,623,750
	INTERNET (0.9%)
13,000	Priceline.com, Inc. *	1,571,180
	MACHINERY (4.9%)
28,000	AGCO Corp. *	1,676,640
16,000	Bucyrus International, Inc. Class A	1,626,400
19,000	Deere & Co.	1,528,360
16,000	Flowserve Corp.	1,670,080
18,000	Lindsay Corp.	1,844,460
		8,345,940

	MARITIME (1.0%)
31,000	Kirby Corp. *	1,767,000
	MEDICAL SERVICES (1.0%)
43,000	Amedisys, Inc. *	1,691,620
	MEDICAL SUPPLIES (6.6%)
16,000	Bard (C.R.), Inc.	1,542,400
21,000	Illumina, Inc. *	1,593,900
5,000	Intuitive Surgical, Inc. *	1,621,750
33,000	Kinetic Concepts, Inc. *	1,525,590
52,000	Meridian Bioscience, Inc.	1,738,360
38,000	St. Jude Medical, Inc. *	1,641,220
35,000	Varian Medical Systems, Inc. *	1,639,400
		11,302,620

	NATURAL GAS - DIVERSIFIED (1.9%)
52,000	Southwestern Energy Co. *	1,751,880
47,000	Williams Companies, Inc. (The)	1,550,060
		3,301,940

	OILFIELD SERVICES/EQUIPMENT (2.1%)
12,000	Transocean, Inc. *	1,622,400
26,000	Weatherford International Ltd. *	1,884,220
		3,506,620

	PACKAGING & CONTAINER (2.1%)
26,000	Greif, Inc. Class A	1,770,394
32,000	Owens-Illinois, Inc. *	1,805,760
		3,576,154

	PAPER & FOREST PRODUCTS (1.9%)
114,000	Glatfelter	1,722,540
58,000	International Paper Co.	1,577,600
		3,300,140

	PETROLEUM - INTEGRATED (1.1%)
22,000	Murphy Oil Corp.	1,807,080
	PETROLEUM - PRODUCING (2.0%)
14,000	Apache Corp.	1,691,480

Shares		Value

26,000	Range Resources Corp.	$1,649,700
		3,341,180

	PHARMACY SERVICES (1.0%)
26,000	Express Scripts, Inc. *	1,672,320
	PRECIOUS METALS (1.0%)
44,000	Pan American Silver Corp. *	1,688,280
	PRECISION INSTRUMENT (3.0%)
34,000	Axsys Technologies, Inc. *	1,695,920
47,000	II-VI, Inc. *	1,773,155
13,000	K-Tron International, Inc. *	1,561,430
		5,030,505

	RAILROAD (1.1%)
32,000	CSX Corp.	1,794,240
	RETAIL - SPECIAL LINES (1.9%)
31,000	GameStop Corp. Class A *	1,603,010
54,000	Urban Outfitters, Inc. *	1,692,900
		3,295,910

	RETAIL STORE (1.0%)
32,000	Wal-Mart Stores, Inc.	1,685,760
	SEMICONDUCTOR (0.9%)
65,000	Xilinx, Inc.	1,543,750
	SHOE (1.0%)
25,000	NIKE, Inc. Class B	1,700,000
	STEEL - GENERAL (1.1%)
15,000	Cleveland-Cliffs, Inc.	1,797,300
	TELECOMMUNICATIONS EQUIPMENT (1.0%)
55,000	Nokia Oyj ADR	1,750,650
	TIRE & RUBBER (1.1%)
58,000	Quaker Chemical Corp.	1,809,606
	TOILETRIES & COSMETICS (0.9%)
23,000	Chattem, Inc. *	1,525,820
	WIRELESS NETWORKING (1.1%)
16,000	Research In Motion Ltd. *	1,795,680

The Value Line Fund, Inc.

Schedule of Investments (unaudited)

TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (96.7%) (Cost $156,005,015)	164,685,332

Principal Amount		Value

REPURCHASE AGREEMENTS (1) (3.7%)
$6,300,000	With Morgan Stanley, 1.15%, dated 3/31/08, due 4/1/08, delivery value $6,300,201 (collateralized by $6,105,000 U.S. Treasury Notes 12.00%, due 8/15/13, with a value of $6,431,184)	$6,300,000

	TOTAL REPURCHASE AGREEMENTS (Cost $6,300,000)	6,300,000

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-0.4%)		(632,345)

NET ASSETS (100%)		$170,352,987

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($170,352,987 ÷ 15,553,981 shares outstanding)		$10.95

*	Non-income producing.
(1)	The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
ADR	American Depositary Receipt

			Total Net
			Unrealized
Total Cost	Appreciation	Depreciation	Appreciation
$162,305,015	$15,693,992	$(7,013,675)	$8,680,317

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended March 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$164,685,332	-
Level 2 - Other Significant Observable Inputs	6,300,000	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$170,985,332	-

*Other financial instruments include futures, forwards and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$-	$-
Accrued discounts/premiums	-	-
Realized gain/loss and change in unrealized appreciation/depreciation	-	-	*
Net purchases/sales	-	-
Net transfers in and/or out of Level 3	-	-
Balance, as of 03/31/08	$-	$-
Net change in unrealized appreciation/depreciation from investments still held as of 03/31/08	$-	$-

*The realized gain/loss earned during the period ended 03/31/08 for other financial instruments was $-.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Jean B. Buttner
Jean B. Buttner, President

Date:	May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jean B. Buttner
Jean B. Buttner, President, Principal Executive Officer

By:	/s/ Stephen R. Anastasio
Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:	May 29, 2008